Capital management policies and procedures	12 Months Ended
Dec. 31, 2024
Capital management policies and procedures [Abstract]
Capital management policies and procedures
26	Capital management policies and procedures

Grupo TMM’s capital management goal is to ensure the capacity of Grupo TMM to continue as a going concern and to provide its stockholders with an appropriate return on their investment. The Company monitors capital based on the carrying value plus its financial debt.

The Company sets its capital amount proportionate to its overall financing structure, meaning, the capital and financial liabilities that are not loans. Grupo TMM manages the capital structure and makes adjustments in light of changes in the economic conditions and the associated risks of the underlying assets. In order to maintain or adjust the capital structure, Grupo TMM may adjust the amount of capital reimbursements to stockholders, or issue new shares or sell assets to reduce its financial debt.

As of December 31, 2024 and 2023, the amounts managed as capital are as follows:

	2024	2023
Stockholders’ equity	$2,108,440	$1,974,377
Cash and cash equivalents	(207,110)	(100,044)
Capital	$1,901,330	$1,874,333

Stockholders’ equity	$2,108,440	$1,974,377
Financial debt	477,048	76,513
Leasing liabilities	82,602	167,579
Overall financing	$2,668,090	$2,218,469

Capital-to-overall financing ratio	0.71	0.84